SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 5 – SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of September 30, 2015, are applied consistently in these financial statements except for the following:

a.	Business combinations and Goodwill

The Company accounts for its business combinations using the purchase method of accounting. Under this method, the Company allocates the purchase price to tangible and intangible assets acquired and liabilities assumed based on estimated fair values at the date of acquisition, with the excess of the purchase price amount being allocated to goodwill.

Acquisition-related and integration costs associated to the business combination are expensed as incurred. Changes in estimates associated with future income tax assets after measurement period are recognized as income tax expense with prospective application to all business combinations regardless of the date of acquisition.

Goodwill for each reporting unit is assessed for impairment at least annually, or when an event or circumstance occurs that more likely than not reduces the fair value of a reporting unit below its carrying amount. An impairment charge is recorded when the carrying amount of the reporting unit exceeds its fair value and is determined as the difference between the goodwill’s carrying amount and its implied fair value.

b.	Investment in non-consolidated and affiliated companies

Investments in non-consolidated and affiliated companies that are not controlled but over which the Company can exercise significant influence (generally, entities in which the Company holds approximately between 20% to 100% of the voting rights of the investee) are presented using the equity method of accounting. Profits on intercompany sales, not realized outside the Company, are eliminated. The Company discontinues applying the equity method when its investment (including advances and loans) is reduced to zero and the Company has not guaranteed obligations of the affiliate or otherwise committed to provide further financial support to the affiliate.

Investments in preferred shares, which are not in substance common stock, are recorded on a cost basis according to ASC 323-10-15-13, “Investments - Equity Method and Joint Ventures - In-substance Common Stock” and ASC 323-10-40-1, “Investment -Equity Method and Joint Ventures - Investee Capital Transactions”.

A change in the Company’s proportionate share of an investee’s equity, resulting from issuance of common or in-substance common shares by the investee to third parties, is recorded as a gain or loss in the consolidated income statements in accordance with ASC 323-10-40-1.

Investments in non-marketable equity securities of entities in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies, are recorded at cost (generally when the Company holds less than 20% of the voting rights).

Management evaluates investments in affiliated companies, partnerships and other non-marketable equity securities for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g. budgets, business plans, financial statements, etc.). During 2015 and 2014, no material impairment was recognized.

c.	Intangible Assets

Intangible assets consist of non-monetary and separately identifiable assets, which can be controlled and are expected to generate future economic benefits. Such assets are recognized at acquisition and/or production cost, including directly attributable expenses to make the asset ready for use, net of accumulated amortization charges and any impairment losses.

The costs incurred internally to develop new services and platforms are considered intangible assets generated internally and are recognized as assets only if the following requirements are met:

1.	the cost incurred for the development of the assets can be reliably measured;
2.	the entity has the intention, the availability of financial resources, the ability to complete the assets and to use or sell them;

Capitalized development costs include only expenses incurred that can be directly attributed to the process of developing new products and services.

Intangible assets with a finite useful life are amortized on a straight-line basis over their useful lives and are tested for impairment when circumstances indicate that the carrying value may be impaired. The amortization period and the amortization method for intangible assets with a finite useful lives are reviewed at least at each reporting date.

Changes in expected useful lives, or in the way the future economic benefits will be generated by the assets, are either recognized through a change in the period or in the amortization method and are accounted for as changes in accounting estimates. The amortization charges for intangible assets with a finite useful life are classified in the statement of income, in the costs appropriate for the function of the related intangible assets.

d.	Long-Lived Assets

When events or changes in circumstances indicate that the carrying amount of long-lived assets, such as capital assets and intangible assets, may not be recoverable, undiscounted estimated cash flows are projected over their remaining term and compared to the carrying amount. To the extent that such projections indicate that future undiscounted cash flows are not sufficient to recover the carrying amounts of related assets, a charge is recorded to reduce the carrying amount to the projected future discounted cash flows.

NOTE 5 – SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of September 30, 2015, are applied consistently in these financial statements except for the following:

a.	Business Combinations and Goodwill

The Company accounts for its business combinations using the purchase method of accounting. Under this method, the Company allocates the purchase price to tangible and intangible assets acquired and liabilities assumed based on estimated fair values at the date of acquisition, with the excess of the purchase price amount being allocated to goodwill. Acquisition-related and integration costs associated to the business combination are expensed as incurred. Changes in estimates associated with future income tax assets after measurement period are recognized as income tax expense with prospective application to all business combinations regardless of the date of acquisition. Goodwill for each reporting unit is assessed for impairment at least annually, or when an event or circumstance occurs that more likely than not reduces the fair value of a reporting unit below its carrying amount. An impairment charge is recorded when the carrying amount of the reporting unit exceeds its fair value and is determined as the difference between the goodwill’s carrying amount and its implied fair value.

b.	Investment in non-consolidated and affiliated companies

Investments in non-consolidated and affiliated companies that are not controlled but over which the Company can exercise significant influence (generally, entities in which the Company holds approximately between 20% to 100% of the voting rights of the investee) are presented using the equity method of accounting. Profits on intercompany sales, not realized outside the Company, are eliminated. The Company discontinues applying the equity method when its investment (including advances and loans) is reduced to zero and the Company has not guaranteed obligations of the affiliate or otherwise committed to provide further financial support to the affiliate.

Investments in preferred shares, which are not in substance common stock, are recorded on a cost basis according to ASC 323-10-15-13, “Investments - Equity Method and Joint Ventures - In-substance Common Stock” and ASC 323-10-40-1, “Investment -Equity Method and Joint Ventures - Investee Capital Transactions”.

A change in the Company’s proportionate share of an investee’s equity, resulting from issuance of common or in-substance common shares by the investee to third parties, is recorded as a gain or loss in the consolidated income statements in accordance with ASC 323-10-40-1.

Investments in non-marketable equity securities of entities in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies, are recorded at cost (generally when the Company holds less than 20% of the voting rights).

Management evaluates investments in affiliated companies, partnerships and other non-marketable equity securities for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g. budgets, business plans, financial statements, etc.). During 2015 and 2014, no material impairment was recognized.

c.	Intangible Assets

Intangible assets consist of non-monetary and separately identifiable assets, which can be controlled and are expected to generate future economic benefits. Such assets are recognized at acquisition and/or production cost, including directly attributable expenses to make the asset ready for use, net of accumulated amortization charges and any impairment losses.

The costs incurred internally to develop new services and platforms are considered intangible assets generated internally and are recognized as assets only if the following requirements are met:

1.	the cost incurred for the development of the assets can be reliably measured;
2.	the entity has the intention, the availability of financial resources, the ability to complete the assets and to use or sell them;

Capitalized development costs include only expenses incurred that can be directly attributed to the process of developing new products and services.

Intangible assets with a finite useful life are amortized on a straight-line basis over their useful lives and are tested for impairment when circumstances indicate that the carrying value may be impaired. The amortization period and the amortization method for intangible assets with a finite useful lives are reviewed at least at each reporting date.

Changes in expected useful lives, or in the way the future economic benefits will be generated by the assets, are either recognized through a change in the period or in the amortization method and are accounted for as changes in accounting estimates. The amortization charges for intangible assets with a finite useful life are classified in the statement of income, in the costs appropriate for the function of the related intangible assets.

d.	Long-Lived Assets

When events or changes in circumstances indicate that the carrying amount of long-lived assets, such as capital assets and intangible assets, may not be recoverable, undiscounted estimated cash flows are projected over their remaining term and compared to the carrying amount. To the extent that such projections indicate that future undiscounted cash flows are not sufficient to recover the carrying amounts of related assets, a charge is recorded to reduce the carrying amount to the projected future discounted cash flows.

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES

a.      Functional currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S dollar (“$” or “dollar”).

Most of the Company’s expenses are incurred in dollars. Most of the Company’s external financing is in dollars. The Company holds most of its cash and cash equivalents in dollars. Thus, the functional currency of the Company is the dollar.

Since the dollar is the primary currency in the economic environment in which the Company operates, monetary accounts maintained in currencies other than the dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Operational accounts and non-monetary balance sheet accounts are measured and recorded at the rate in effect at the date of transaction. The effects of foreign currency re-measurement are reported in current operations (as “financial expenses - net) and have not been material to date.

b.      Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries.

Inter-company balances and transactions have been eliminated upon consolidation.

c.       Cash equivalents

Cash equivalents are short-term highly liquid investments which include short term bank deposit (up to three months from date of deposit), that are not restricted as to withdrawals or use that are readily convertible to cash with maturities of three months or less as of the date acquired.

d.      Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Assets are depreciated using the straight-line method over their estimated useful lives.

Computers, software and electronic equipment are depreciated over three years. Tools and equipment are depreciated over five years. Furniture is depreciated over fourteen years.

e.       Investment in affiliated companies

Investments in affiliated companies that are not controlled but over which the Company can exercise significant influence (generally, entities in which the Company holds approximately between 20% to 50% of the voting rights of the investee) are presented using the equity method of accounting. Profits on intercompany sales, not realized outside the Company, are eliminated. The Company discontinues applying the equity method when its investment (including advances and loans) is reduced to zero and the Company has not guaranteed obligations of the affiliate or otherwise committed to provide further financial support to the affiliate.

Investments in preferred shares, which are not in substance common stock, are recorded on a cost basis according to ASC 323-10-15-13, “Investments - Equity Method and Joint Ventures - In-substance Common Stock” and ASC 323-10-40-1, "Investment -Equity Method and Joint Ventures - Investee Capital Transactions".

A change in the Company’s proportionate share of an investee’s equity, resulting from issuance of common or in-substance common shares by the investee to third parties, is recorded as a gain or loss in the consolidated income statements in accordance with ASC 323-10-40-1.

Investments in non-marketable equity securities of entities in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies, are recorded at cost (generally when the Company holds less than 20% of the voting rights).

Management evaluates investments in affiliated companies, partnerships and other non-marketable equity securities for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g. budgets, business plans, financial statements, etc.). During 2015 and 2014, no material impairment was recognized.

f.       Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates

g.        Share-base payments

Share-based payments to employees are measured at the fair value of the options issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The amount recognized as an expense is adjusted to reflect the number of awards expected to vest. The offset to the recorded cost is to share-based payments reserve. Consideration received on the exercise of stock options is recorded as capital stock and the related share-based payments reserve is transferred to share capital.

h.      Loss per share

Net loss per share, basic and diluted, is computed on the basis of the net loss for the period divided by the weighted average number of common shares outstanding during the period. Diluted net loss per share is based upon the weighted average number of common shares and of common shares equivalents outstanding when dilutive. Common share equivalents include: (i) outstanding stock options under the Company’s share incentive plan and warrants which are included under the treasury share method when dilutive, and (ii) common shares to be issued under the assumed conversion of the Company’s outstanding convertible notes, which are included under the if-converted method when dilutive. The computation of diluted net loss per share for the years ended September 30, 2015, 2014, and 2013, does not include common share equivalents, since such inclusion would be anti-dilutive.

i.      Deferred income taxes

Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred tax balances are computed using the tax rates expected to be in effect when those differences reverse. A valuation allowance in respect of deferred tax assets is provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company has provided a full valuation allowance with respect to its deferred tax assets.

j.        Comprehensive loss

The Company has no component of comprehensive income loss other than net loss.

k.        Revenue recognition:

The Company recognizes revenues from services rendered in accordance with ASC Topic 605-20 Revenue Recognition from Services. The Company records services to be supplied under contractual agreements as deferred revenue until such related services are provided.

l.        Newly issued accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Accounting Standards Codification (“ASC”) 605, Revenue Recognition. The new revenue recognition standard requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. In August 2015, the FASB issued Accounting Standards Update No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, or ASU 2015-14. This amendment defers the effective date of the previously issued Accounting Standards Update ASU 2014-09, until the interim and annual reporting periods beginning after December 15, 2017. Earlier application is permitted for interim and annual reporting periods beginning after December 15, 2016. If the Company begins generating revenue prior to the effective date of ASU 2015-14, the Company will evaluate the effect that ASU 2014-09 will have on the results of operations and financial position.

In August 2015, the FASB has issued Accounting Standards Update (ASU) No. 2015-15, Interest - Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements - Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting . This ASU adds SEC paragraphs pursuant to the SEC Staff Announcement at the June 18, 2015, Emerging Issues Task Force meeting about the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements. Given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Company does not expect this update will have a material impact on the presentation of the Company’s consolidated financial position, results of operations and cash flows.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments, which eliminates the requirement to retrospectively account for changes to provisional amounts initially recorded in a business acquisition opening balance sheet. Prior to the issuance of ASU 2015-16, an acquirer was required to restate prior period financial statements as of the acquisition date for adjustments to provisional amounts. This guidance is effective for fiscal years beginning after December 15, 2015, including interim periods within fiscal years. The Company is evaluating the effect, if any, this update will have on the Company’s consolidated financial position, results of operations and cash flows.

In November 2015, the FASB has issued Accounting Standards Update (ASU) No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which changes how deferred taxes are classified on organizations’ balance sheets. The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company does not expect this update will have a material impact on the presentation of the Company’s consolidated financial position, results of operations and cash flows.